Nature of Expenses - Schedule of Selling and Marketing Expenses (Details) - Selling and Marketing expenses [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Personnel costs	$ 32,280	$ 27,952	$ 19,070
Marketing expenses	4,262	5,075	2,843
Depreciation	1,343	888	750
Professional fees	916	710	1,259
Travel expenses	896	1,061	789
Offices & facilities expenses	301	459	356
Other expenses	983	770	637
Total selling and marketing expenses	$ 40,981	$ 36,915	$ 25,704